                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2009
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Sheffield Asset Management, L.L.C.
                 ----------------------------------
   Address:      900 N. Michigan Avenue, Suite 1100
                 ----------------------------------
                 Chicago, Illinois 60611
                 ----------------------------------

Form 13F File Number: 028-12168
                        ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Amy Rosenow
         -------------------------------
Title:   Chief Operating Officer
         -------------------------------
Phone:   (312) 506-6403
         -------------------------------

Signature, Place, and Date of Signing:

         /s/ Amy Rosenow              Chicago, Illinois   November 13, 2009
   -------------------------------    -----------------   -----------------
           [Signature]                  [City, State]           [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                         0
                                        --------------------

Form 13F Information Table Entry Total:                   25
                                        --------------------

Form 13F Information Table Value Total:              301,697
                                        --------------------
                                            (thousands)

List of Other Included Managers:

None

                           FORM 13F INFORMATION TABLE

           COLUMN 1             COLUMN 2    COLUMN 3 COLUMN 4       COLUMN 5      COLUMN 6  COLUMN 7      COLUMN 8
----------------------------- ------------ --------- -------- ------------------ ---------- -------- -------------------
                                  TITLE                VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER    VOTING AUTHORITY
        NAME OF ISSUER          OF CLASS     CUSIP   (x$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS SOLE   SHARED  NONE
----------------------------- ------------ --------- -------- --------- --- ---- ---------- -------- ---- --------- ----
ALLEGHENY ENERGY INC               COM     017361106   14,697   554,183 SH         OTHER       *            554,183
ALLEGHENY ENERGY INC              CALL     017361106    1,100   440,000 SH  CALL   OTHER       *
AMERICAN EAGLE OUTFITTERS NEW      COM     02553E106   18,292 1,084,929 SH         OTHER       *          1,084,929
AMERICAN EAGLE OUTFITTERS NEW     CALL     02553E106      241   301,500 SH  CALL   OTHER       *
ARCH COAL INC                      COM     039380100   12,539   566,600 SH         OTHER       *            566,600
ELECTRONIC ARTS INC                COM     285512109    9,987   524,236 SH         OTHER       *            524,236
EOG RES INC                        COM     26875P101   15,792   189,100 SH         OTHER       *            189,100
FIRSTENERGY CORP                  CALL     337932107    1,785   300,000 SH  CALL   OTHER       *
HOME DEPOT INC`                    COM     437076102   38,616 1,449,565 SH         OTHER       *          1,449,565
HUGOTON RTY TR TEX            UNIT BEN INT 444717102    3,434   191,724 SH         OTHER       *            191,724
INTERFACE INC                     CL A     458665106   29,788 3,588,974 SH         OTHER       *          3,588,974
INTL PAPER CO INC                  COM     460146103    4,578   205,949 SH         OTHER       *            205,949
KOHLS CORP                         COM     500255104   22,039   386,314 SH         OTHER       *            386,314
LOWES COS INC                      COM     548661107   25,289 1,207,684 SH         OTHER       *          1,207,684
LOWES COS INC                     CALL     548661107    1,210   440,000 SH  CALL   OTHER       *
MAXIMUS INC                        COM     55269P302    4,185    89,813 SH         OTHER       *             89,813
MDS INC                            COM     55269P302    6,594   805,070 SH         OTHER       *            805,070

MINERALS TECHNOLOGIES INC          COM     603158106    2,937    61,749 SH         OTHER       *             61,749
OMNICOM GROUP INC                  COM     681919106    3,793   102,678 SH         OTHER       *            102,678
RELIANCE STEEL & ALUMINUM CO       COM     759509102   17,666   415,085 SH         OTHER       *            415,085
SIGNET JEWELERS LIMITED            SHS     G81276100   27,244 1,034,700 SH         OTHER       *          1,034,700
STAPLES INC                        COM     855030102   13,175   567,400 SH         OTHER       *            567,400
SPDR TR                            PUT     78462F103   10,188 2,500,000 SH  PUT    OTHER       *
VALERO ENERGY CORP NEW             COM     91913Y100   15,667   808,000 SH         OTHER       *            808,000
VALERO ENERGY CORP NEW            CALL     91913Y100      861   606,000 SH  CALL   OTHER       *

----------
   *This form is being filed by Sheffield Asset Management, L.L.C. ("SAM"), which serves as General Partner of Sheffield Partners, L.P. and Sheffield Institutional Partners, L.P. and Investment Advisor to Sheffield International Partners Master, Ltd. (collectively, the "Funds") with respect to the shares of common stock directly owned by the Funds. The members of SAM are Brian J. Feltzin and Craig C. Albert.